Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Assets [Abstract]
Security deposits	$ 27,279	$ 98,813	$ 53,585
Franchise tax refund receivable	84,490	84,490
Advance to employees	17,164	15,159	67,997
Receivables from car sale	81,987	90,244	578,523
Advance income taxes, net	4,844	9,094	105,837
Advance to suppliers	84,522	9,370	88,115
Other receivables	37,985	216,576	256,152
Other current assets	$ 338,271	$ 523,746	$ 1,150,209